Secured Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	$ 2,052,412	$ 2,326,110
Weighted average interest rate	5.18%	4.91%
Notes Payable [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	639,281	599,805
Weighted average interest rate	0.88%	0.95%
Maturity Date	Nov. 14, 2033
B and B Air Acquisition Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance		425,931
Weighted average interest rate		2.86%
Nord LB Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	490,717	569,909
Weighted average interest rate	4.14%	3.98%
Maturity Date	Nov. 14, 2018
BOS Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	268,625	479,561
Weighted average interest rate	5.18%	4.98%
BOS Facility [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Apr. 30, 2013
BOS Facility [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Dec. 31, 2017
Term Loan [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	377,646
Weighted average interest rate	5.75%
Maturity Date	Aug. 31, 2018
Other Aircraft Secured Borrowings [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	276,143	216,395
Weighted average interest rate	5.54%	5.70%
Other Aircraft Secured Borrowings [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Dec. 31, 2013
Other Aircraft Secured Borrowings [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Feb. 28, 2019
Other Secured Borrowings [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance		$ 34,509
Weighted average interest rate		0.58%